Note 8 - Inventory (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Valuation Reserves	$ 0	$ 14,436
Increase (Decrease) in Inventories	861,274	(135,986)	$ (761,024)
Disposal Group, Including Discontinued Operation, Inventory	1,374,618	652,906
TC 99 M Tilmanocept [Member]
Increase (Decrease) in Inventories	(131,000)	(446,000)
Inventory Write-down	43,000	52,000
Production [Member]
Inventory Write-down	$ 0	$ 120,000